Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Estimated Useful Life of Right of Use Assets

Our consolidated estimated useful lives of ROU assets as at December 31, 2025 are as follows:

Sites	1 – 30 years
International leased circuits(1)	2 – 19 years
Poles(2)	2 – 12 years
Domestic leased circuits	2 – 10 years
Office buildings	1 – 25 years
Co-located sites(3)	4 – 7 years

(1)
As at December 31, 2024, the estimated useful life ranges from 1-19 years.
(2)
As at December 31, 2024, the estimated useful life ranges from 1-12 years.
(3)
As at December 31, 2024, the estimated useful life ranges from 2-11 years.

Schedule of Changes in Right of Use Assets

Our consolidated roll forward analysis of ROU assets as at December 31, 2025 and 2024 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Total
	(in million pesos)
December 31, 2025
Costs:
Balances at beginning of the year	44,047	5,055	5,336	2,637	1,301	61	58,437
Additions (Note 28)	16,227	2,535	1,079	596	371	—	20,808
Asset retirement obligation	73	—	—	—	24	—	97
Modifications	8	96	164	4	(6)	—	266
Terminations	(2,504)	(1,964)	(411)	(318)	(326)	(3)	(5,526)
Reclassification to ROU assets classified as held-for-sale	(255)	—	—	—	—	—	(255)
Balances at end of the year	57,596	5,722	6,168	2,919	1,364	58	73,827

Accumulated depreciation and amortization:
Balances at beginning of the year	(11,608)	(3,110)	(1,739)	(1,810)	(1,010)	(49)	(19,326)
Modifications	6	—	—	—	19	—	25
Terminations	1,321	1,307	405	231	305	18	3,587
Depreciation (Note 3)	(6,419)	(907)	(1,196)	(420)	(328)	(11)	(9,281)
Reclassification to ROU assets classified as held-for-sale	(55)	—	—	—	—	—	(55)
Balances at end of the year	(16,755)	(2,710)	(2,530)	(1,999)	(1,014)	(42)	(25,050)
Net book value at the end of the year	40,841	3,012	3,638	920	350	16	48,777

December 31, 2024
Costs:
Balances at beginning of the year	38,461	4,305	3,364	2,001	1,144	53	49,328
Additions (Note 28)	8,683	1,546	4,273	763	334	8	15,607
Asset retirement obligation	571	—	—	—	5	—	576
Modifications	(1,180)	266	173	135	27	—	(579)
Terminations	(2,350)	(1,062)	(2,474)	(262)	(209)	—	(6,357)
Reclassification to ROU assets classified as held-for-sale	(138)	—	—	—	—	—	(138)
Balances at end of the year	44,047	5,055	5,336	2,637	1,301	61	58,437

Accumulated depreciation and amortization:
Balances at beginning of the year	(7,599)	(3,298)	(3,156)	(1,632)	(887)	(39)	(16,611)
Modifications	108	(12)	(3)	(75)	(20)	—	(2)
Terminations	361	1,028	2,474	262	192	—	4,317
Depreciation (Note 3)	(4,763)	(828)	(1,054)	(365)	(295)	(10)	(7,315)
Reclassification to ROU assets classified as held-for-sale	285	—	—	—	—	—	285
Balances at end of the year	(11,608)	(3,110)	(1,739)	(1,810)	(1,010)	(49)	(19,326)
Net book value at the end of the year	32,439	1,945	3,597	827	291	12	39,111

Summary of Amounts Recognized in Consolidated Income Statements

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
	(in million pesos)
Depreciation expense of ROU assets from continuing operations	9,281	7,315	6,898
Depreciation expense of ROU assets from discontinued operations	—	—	19
Interest expense on lease liabilities from continuing operations	4,579	3,935	3,266
Interest expense on lease liabilities discontinued operations	—	—	2
Variable lease payments (included in general operating costs) from continuing operations	895	829	656
Variable lease payments (included in general operating costs) from discontinued operations	—	—	(2)
Expenses relating to short-term leases (included in general operating costs)	516	569	714
Expenses relating to leases of low-value assets (included in general operating costs)	2	—	2
Total amount recognized in consolidated income statements	15,273	12,648	11,555

Schedule of Changes in Lease Liabilities

Our consolidated roll forward analysis of lease liabilities as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Balances at beginning of the year	54,038	47,546
Additions (Note 28)	20,800	15,607
Accretion on lease liabilities (Note 5)	4,579	3,935
Reclassification to lease liabilities classified as held-for-sale	(20)	(87)
Foreign exchange gains – net	33	100
Lease modifications	287	(121)
Termination	(1,216)	(863)
Settlement of obligations	(14,328)	(12,079)
Balances at end of the year (Notes 3 and 28)	64,173	54,038
Less: Current portion of lease liabilities (Note 27)	8,897	7,335
Noncurrent portion of lease liabilities (Note 27)	55,276	46,703